Fair Value (Quantitative Information about Level 3 Fair Value Measurements) (Detail) - Fair value, recurring measurements - Level 3 ¥ in Millions	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 JPY (¥) yr
Interest rate contracts | Option model
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	¥ 41,687	¥ 48,209
Interest rate contracts | Option model | Correlation between interest rates | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.300	0.300
Interest rate contracts | Option model | Correlation between interest rates | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.607	0.606
Interest rate contracts | Option model | Correlation between interest rates | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.446	0.444
Interest rate contracts | Option model | Correlation between interest rate and foreign exchange rate | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	(0.020)	0.020
Interest rate contracts | Option model | Correlation between interest rate and foreign exchange rate | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.600	0.600
Interest rate contracts | Option model | Correlation between interest rate and foreign exchange rate | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.350	0.366
Interest rate contracts | Option model | Volatility | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.612	0.703
Interest rate contracts | Option model | Volatility | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.806	1.067
Interest rate contracts | Option model | Volatility | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.756	0.801
Foreign exchange contracts | Option model
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	¥ 9,800	¥ 11,345
Foreign exchange contracts | Option model | Correlation between interest rates | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.300	0.300
Foreign exchange contracts | Option model | Correlation between interest rates | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.700	0.700
Foreign exchange contracts | Option model | Correlation between interest rates | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.482	0.506
Foreign exchange contracts | Option model | Correlation between interest rate and foreign exchange rate | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.176	0.143
Foreign exchange contracts | Option model | Correlation between interest rate and foreign exchange rate | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.600	0.600
Foreign exchange contracts | Option model | Correlation between interest rate and foreign exchange rate | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.363	0.368
Foreign exchange contracts | Option model | Volatility | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.099	0.106
Foreign exchange contracts | Option model | Volatility | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.213	0.230
Foreign exchange contracts | Option model | Volatility | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.141	0.156
Foreign exchange contracts | Option model | Correlation between foreign exchange rates | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.500	0.500
Foreign exchange contracts | Option model | Correlation between foreign exchange rates | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.706	0.706
Foreign exchange contracts | Option model | Correlation between foreign exchange rates | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.664	0.664
Equity contracts | Discounted cash flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value		¥ 13,612
Equity contracts | Discounted cash flow | Term of litigation | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs | yr		0.1
Equity contracts | Discounted cash flow | Term of litigation | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs | yr		1.0
Equity contracts | Discounted cash flow | Term of litigation | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs | yr		0.5
Equity contracts | Option model
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	¥ 4,414	¥ 3,316
Equity contracts | Option model | Volatility | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.250	0.280
Equity contracts | Option model | Volatility | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.370	0.370
Equity contracts | Option model | Volatility | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.339	0.322
Equity contracts | Option model | Correlation between foreign exchange rate and equity | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.000	(0.584)
Equity contracts | Option model | Correlation between foreign exchange rate and equity | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.300	0.550
Equity contracts | Option model | Correlation between foreign exchange rate and equity | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.200	0.150
Equity contracts | Option model | Correlation between equities | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.050	0.056
Equity contracts | Option model | Correlation between equities | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.760	0.950
Equity contracts | Option model | Correlation between equities | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.575	0.541
Residential mortgage-backed securities and Asset-backed securities | Discounted cash flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value		¥ 101,014
Residential mortgage-backed securities and Asset-backed securities | Discounted cash flow | Recovery rate
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		1.000
Residential mortgage-backed securities and Asset-backed securities | Discounted cash flow | Recovery rate | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		1.000
Residential mortgage-backed securities and Asset-backed securities | Internal model
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value		¥ 591,515
Residential mortgage-backed securities and Asset-backed securities | Internal model | Recovery rate
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.722
Residential mortgage-backed securities and Asset-backed securities | Internal model | Recovery rate | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.722
Residential mortgage-backed securities and Asset-backed securities | Internal model | Asset correlations
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.030
Residential mortgage-backed securities and Asset-backed securities | Internal model | Asset correlations | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.030
Residential mortgage-backed securities and Asset-backed securities | Internal model | Discount factor | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.020
Residential mortgage-backed securities and Asset-backed securities | Internal model | Discount factor | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.023
Residential mortgage-backed securities and Asset-backed securities | Internal model | Discount factor | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.020
Residential mortgage-backed securities and Asset-backed securities | Internal model | Prepayment rate
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.131
Residential mortgage-backed securities and Asset-backed securities | Internal model | Prepayment rate | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.131
Residential mortgage-backed securities and Asset-backed securities | Internal model | Probability of default | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.000
Residential mortgage-backed securities and Asset-backed securities | Internal model | Probability of default | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.990
Residential mortgage-backed securities and Asset-backed securities | Internal model | Probability of default | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0
Other debt securities | Discounted cash flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	¥ 587,272	¥ 385,046
Other debt securities | Discounted cash flow | Liquidity premium | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.009	0.009
Other debt securities | Discounted cash flow | Liquidity premium | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.032	0.032
Other debt securities | Discounted cash flow | Liquidity premium | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.028	0.028
Asset-backed securities | Internal model
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	¥ 1,248,241
Asset-backed securities | Internal model | Recovery rate
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.550
Asset-backed securities | Internal model | Recovery rate | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.550
Asset-backed securities | Internal model | Asset correlations
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.030
Asset-backed securities | Internal model | Asset correlations | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.030
Asset-backed securities | Internal model | Discount factor | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.014
Asset-backed securities | Internal model | Discount factor | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.016
Asset-backed securities | Internal model | Discount factor | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.014
Asset-backed securities | Internal model | Prepayment rate
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.177
Asset-backed securities | Internal model | Prepayment rate | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.177
Asset-backed securities | Internal model | Probability of default | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.000
Asset-backed securities | Internal model | Probability of default | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.930
Asset-backed securities | Internal model | Probability of default | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0